Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Licensing revenue	$ 4,500	$ 729	$ 876
Product sales	881	870	1,877
Other, net	1,052	0	207
Total revenues	6,433	1,599	2,960
Operating expenses:
Cost of product sales	638	669	1,518
Research and development	22,746	11,554	8,604
General and administrative	12,927	4,433	3,713
Total operating expenses	36,311	16,656	13,835
Loss from operations	(29,878)	(15,057)	(10,875)
Interest and other income	4	37	35
Change in fair value of convertible preferred stock warrant liability	(4,277)	(955)	0
Net loss attributable to common stockholders	$ (34,151)	$ (15,975)	$ (10,840)
Earnings Per Share
Basic and diluted net loss per share attributable to common stockholders (in USD per share)	$ (4.56)	$ (43.48)	$ (30.43)
Weighted Average Number of Shares Outstanding, Diluted
Weighted-average shares used to compute basic and diluted net loss per share attributable to common stockholders (in shares)	7,494,790	367,437	356,215